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June 2, 2014	Nathan D. Briggs (202) 626-3909 nathan.briggs@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:        DoubleLine Funds Trust (File No. 811-22378)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of DoubleLine Funds Trust (the “Trust”) pursuant to (1) the Investment Company Act of 1940, as amended (the “1940 Act”), (2) Form N-1A and (3) Regulation S-T, is Post-Effective Amendment No. 29 to the Trust’s Registration Statement under the 1940 Act (“Post-Effective Amendment No. 29”), including the private placement memorandum, the statement of additional information, other information, the signature page, and exhibits relating to DoubleLine Selective Credit Fund, a new series of the Trust (the “Fund”).

Post-Effective Amendment No. 29 is being filed for the purpose of adding the Fund as a new series of the Trust. It is intended that this Post-Effective Amendment No. 29 become effective immediately upon filing in accordance with Section 8 of the 1940 Act.

The Fund constitutes one of ten series of the Trust. The Fund is offered through a standalone private placement memorandum and a statement of additional information. Other series of the Trust are offered through separate prospectuses and statements of additional information. It is intended that no information relating to any series of the Trust other than the Fund is amended or superseded hereby.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (202) 626-3909.

Very truly yours,

/s/ Nathan D. Briggs

Nathan Briggs

Enclosures

cc:	Keith T. Kirk
Timothy W. Diggins
Jeremy C. Smith